Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 2,815	$ 6,888
Trading marketable securities	7,611	9,150
Available-for-sale securities (amortized cost of $0 and $1,502, respectively)	0	1,495
Prepaid expenses and other current assets	554	789
Total Current Assets	10,980	18,322
Operating lease right-of-use assets	21	60
Intangible asset	2,039	2,039
Other assets	3	3
TOTAL ASSETS	13,043	20,424
Current Liabilities
Accounts payable and accrued liabilities	1,238	905
Due to related parties	30	53
Operating lease liabilities - current portion	23	40
Total Current Liabilities	1,291	998
Operating lease liabilities	0	23
TOTAL LIABILITIES	1,291	1,021
STOCKHOLDERS' EQUITY
Preferred Stock, par value $0.001, 416,667 shares authorized, 0 shares issued and outstanding as of December 31, 2023 and December 31, 2022	0	0
Common Stock, par value $0.001, 50,000,000 shares authorized, as of December 31, 2023 and December 31, 2022 3,188,959 and 2,855,688 shares issued and outstanding as of December 31, 2023 and December 31, 2022	3	3
Additional paid-in capital	52,262	50,675
Accumulated deficit	(40,310)	(31,021)
Accumulated other comprehensive loss	(203)	(254)
TOTAL STOCKHOLDERS' EQUITY	11,752	19,403
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 13,043	$ 20,424